RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of the relationships with related parties:

Name	Relationship with the Company
Zhiyou Wang	Former director of MFH’s affiliated companies, former shareholder of MFH
Radiance Holding (HK) Limited	Former shareholder of MFH
Ying Wang	Associated with Zhiyou Wang

As of December 31, 2024 and 2023, the amount due from the related party was nil.

As of December 31, 2024 and 2023, the following balance was due to the related party:

Net Amount due to the related party

		As of December 31, 2024	As of December 31, 2023
		US$	US$
Zhiyou Wang	(i)	236,575	243,219
Radiance Holding (HK) Limited	(ii)	273,000	273,000
Ying Wang	(iii)	400,000	400,000

i.	The amounts represent the payables of $236,575 due to Zhiyou Wang related to the Company’s PRC subsidiary Lianji Future borrowing from shareholders because of a temporary shortage of RMB funds. As of December 31, 2024, the Company has not yet repaid the loan due to the affiliated relationship between Zhiyou Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.

ii.	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs of the Company. As of December 31, 2024, the Company has not yet repaid the loan due to the affiliated relationship between Radiance Holding (HK) Limited and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

iii.	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2024, the Company has not yet repaid the loan due to the affiliated relationship between Ying Wang and Wei Zhu. The Company may not repay the debt until the Company recovers the digital assets wrongly seized by the Sheyang County Public Security Bureau.